Finance and other costs (Tables)	12 Months Ended
Mar. 31, 2021
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Detailed Information about Finance and Other Costs

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Interest expense on financial liabilities at amortised cost (2)	60,712	56,175	51,844	709
Unwinding of discount on provisions	936	962	721	10
Net foreign exchange loss on borrowings and creditors for capital expenditure	2,721	4,789	(180)	(3)
Transaction costs paid to the ultimate parent company (Refer Note 35(f))	—	—	1,032	14
Other finance costs	2,792	2,588	2,502	34
Net interest on defined benefit arrangements	210	212	194	3
Capitalisation of finance costs (1)	(8,345)	(10,169)	(3,158)	(43)

	59,026	54,557	52,955	724

Notes:

(1)
Interest rate of 7.3%, 7.49% and 6.91% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.

(2)	Includes interest expense on lease liabilities for the year ended March 31, 2020 and March 31, 2021 of ₹ 247 million and ₹ 278 million ($ 4 million).